VESSELS AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of movements of vessels and equipment	Movements in the six months ended June 30, 2021 are summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Vessels and Equipment, net
Balance at December 31, 2020	1,693,171	(452,473)	1,240,698
Depreciation	—	(39,908)	(39,908)
Capital improvements	12,623	—	12,623
Reclassification from investments in direct financing leases	355,635	—	355,635
Transfer to assets held for sale	(5,500)	—	(5,500)
Balance at June 30, 2021	2,055,929	(492,381)	1,563,548